Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Blue Marble	Sep. 30, 2014 Blue Marble	Jun. 30, 2014 Elite Sales item	Jun. 30, 2013 Elite Sales item	Jun. 30, 2012 Elite Sales item	May 31, 2014 Chairman
Related party transactions
Duration for right of first refusal option exercisable from the date of the Memorandum		3 years
Equity interest (as a percent)		0.00%	0.00%	0.00%
Obligation to fund operational shortfalls		$ 0		$ 0
Number of stockholders owned sales leads supply entities				1	1	1
Amount of sales leads purchased				231	893	404
Accounts payable due				0	65
Amount received from related party for cash bonus to long-term employees	$ 1,052						$ 1,052